Share-Based Compensation - Additional Information (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 84,958,000	$ 67,751,000
RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 0
Grant expiration period	8 years
Unrecognized compensation expense related to non-vested stock	$ 83,800,000
Performance Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	0
Unrecognized compensation expense related to non-vested stock	337,800,000
CVARs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 0
Grant expiration date	Mar. 31, 2026
Grant, Description	Each CVAR pays in common shares the excess of (a) the lesser of (i) the fair market value of a common share as of the settlement date or (ii) the cap of $37.10, over (b) the hurdle price of either $18.70 or $33.63, as applicable to each grant.
Unrecognized compensation expense	$ 23,000,000
Performance RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	12,300,000
Unrecognized compensation expense	2,800,000
RSL Common Share Award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 1,600,000
Remaining weighted-average service period	3 years 4 months 20 days
Unrecognized compensation expense	$ 6,900,000
Restricted common stock fair value	$ 15,600,000
2015 EIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for future issuance	22,800,000
Common shares available for grant	10,296,392
Share-based compensation expense	$ 32,300,000	$ 31,800,000
Unrecognized compensation expense related to non-vested stock	$ 70,800,000
Remaining weighted-average service period	2 years 11 months 15 days
Stock options vested	5,533,848	4,123,953
2015 EIP [Member] | Special Reserve [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for future issuance	26,558,238
Common shares available for grant	0
Subsidiary EIPs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 29,100,000	$ 22,100,000
Grant vesting period	4 years
Grant contractual term	10 years
pRSU Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for future issuance	200,000
Grant expiration period	8 years
Equity repurchase	$ 17,044,465
Percentage of share repurchased	11.23%